iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated July 1, 2004 and the

Statement of Additional Information (“SAI”) dated July 1, 2004 (as revised March 1, 2005)

for the iShares Bond Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Bond Funds.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for approval by shareholders of the specified Fund(s) at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust (all Funds).

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities (all Funds) and loans (all Funds).

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies (All Funds, except the iShares Lehman Aggregate Bond Fund and iShares Lehman TIPS Bond Fund).

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof (all Funds).

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-016-05005

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated December 1, 2004 and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares NYSE Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares NYSE Index Funds.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for shareholder approval at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-024-05005

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iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated December 1, 2004 and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares Goldman Sachs Index Funds and the iShares MSCI EAFE Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Goldman Sachs Index Funds and the iShares MSCI EAFE Index Fund.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for shareholder approval at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies.

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-021-05005

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iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated March 26, 2004 (as revised December 1, 2004) and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares Morningstar Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Morningstar Index Funds.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for shareholder approval at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-027-05005

PLEASE RETAIN THIS SUPPLEMENT

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iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated August 1, 2004 and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares Nasdaq Biotechnology Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Nasdaq Biotechnology Index Fund.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for shareholder approval at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To approve a change in the classification of the Fund’s investment objective from a fundamental investment policy to a non-fundamental investment policy.

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-022-05005

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iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated October 4, 2004 and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares FTSE/Xinhua China 25 Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares FTSE/Xinhua China 25 Index Fund.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for shareholder approval at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-025-05005

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated August 1, 2004 and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares Russell and S&P Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Russell and S&P Index Funds.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for approval by shareholders of the specified Fund(s) at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust (all Funds).

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities (all Funds) and loans (all Funds).

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies (All Funds, except the iShares S&P 1500 Index Fund).

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof (all Funds).

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-023-05005

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated August 1, 2004 (as revised January 24, 2005) and the

Statement of Additional Information (“SAI”) dated December 1, 2004 (as revised March 1, 2005)

for the iShares Dow Jones, KLD Select SocialSM and Cohen & Steers Realty Majors Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Dow Jones, KLD Select SocialSM and Cohen & Steers Realty Majors Index Funds.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for approval by shareholders of the specified Fund(s) at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust (all Funds).

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities (all Funds) and loans (all Funds).

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies (All Funds, except the iShares Dow Jones Select Dividend, Dow Jones Transportation Average and KLD Select SocialSM Index Funds).

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof (all Funds).

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-020-05005

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated April 26, 2005

to the Prospectus dated July 1, 2004 and the

Statement of Additional Information (“SAI”) dated July 1, 2004 (as revised March 1, 2005)

for the iShares GS $ InvesTop™ Corporate Bond Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares GS $ InvesTop™ Corporate Bond Fund.

On April 22, 2005, the Board of Trustees (the “Board”) of iShares Trust (the “Trust”) approved, subject to shareholder approval, each of the proposals listed below. Each proposal will be submitted for approval by shareholders of the specified Fund(s) at a Special Meeting of Shareholders (“Special Meeting”) of the Trust, scheduled for July 14, 2005. Each shareholder of record as of the close of business on April 25, 2005 (the “Record Date”) will receive a proxy statement describing each proposal and will be eligible to vote at the Special Meeting. If you did not own shares on the Record Date, you will not be eligible to vote at the Special Meeting.

Proposal 1.	To elect members to the Board of Trustees of the Trust.

Proposal 2.	To approve the modification of certain fundamental investment policies and restrictions regarding senior securities and loans.

Proposal 3.	To approve a change in the classification of certain Funds’ investment objectives from fundamental investment policies to non-fundamental investment policies.

Proposal 4.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

It is expected that the proxy statement will be mailed to shareholders as of the Record Date, on or around May 18, 2005. If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-026-05005

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE